Long Term Receivable and Other Deposits - Schedule of Long Term Receivables and Other Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments, All Other Investments [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)		$ 708
Leasing deposits	68	34
Long-term receivables and other deposits	$ 68	$ 742